Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
CCM Global Equity ETF (CCMG)
(the “Fund”)
October 15, 2025
Supplement to the Summary Prospectus dated March 31, 2025

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME EFFECTIVE OCTOBER 29, 2025, AS DESCRIBED BELOW.
Name & Ticker Symbol Change
Effective October 29, 2025, the Fund’s name will change to “Sequoia Global Value ETF” and the ticker symbol will change to “SFGV”. Accordingly, effective October 29, 2025, all references in the Summary Prospectus to “CCM Global Equity ETF” are replaced with “Sequoia Global Value ETF” and references to “CCMG” are replaced with “SFGV”.
Fee Waiver Description
Effective October 22, 2025, footnote 2 to the Fund’s fees and expenses table is revised to read as follows:
The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.33% to 0.22% of the Fund’s average daily net assets. This Agreement will remain in place until March 31, 2026 unless terminated sooner by the Trustees.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
CCM Global Equity ETF (CCMG)
(the “Fund”)
October 15, 2025
Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated March 31, 2025, as previously supplemented

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME AND TICKER SYMBOL EFFECTIVE OCTOBER 29, 2025, AS DESCRIBED BELOW.
Name & Ticker Symbol Change
Effective October 29, 2025, the Fund’s name will change to “Sequoia Global Value ETF” and the ticker symbol will change to “SFGV”. Accordingly, effective October 29, 2025, all references in the Summary Prospectus to “CCM Global Equity ETF” are replaced with “Sequoia Global Value ETF” and references to “CCMG” are replaced with “SFGV”.
Address Change
The address of the Trust and the Fund’s investment adviser, Empowered Funds, LLC d/b/a EA Advisers (“EA Advisers”), is:
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

All references to the former address (19 E. Eagle Road, Havertown, Pennsylvania 19083) in the Fund’s Prospectus and SAI are hereby replaced with the new address as listed above.
Fee Waiver Description
Effective October 22, 2025, footnote 2 to the Fund’s fees and expenses table is revised to read as follows:
The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.33% to 0.22% of the Fund’s average daily net assets. This Agreement will remain in place until March 31, 2026 unless terminated sooner by the Trustees.
Effective October 22, 2025, the third paragraph of the section entitled “FUND MANAGEMENT — Investment Adviser” of the Prospectus and the sixth paragraph of the section entitled “INVESTMENT MANAGEMENT AND OTHER SERVICES — Investment Advisory Agreement” of the SAI are revised to read as follows:
Effective October 22, 2025, the Fund’s investment adviser has contractually agreed to reduce its management fee from 0.33% to 0.22% of the Fund’s average daily net assets. This Agreement will remain in place until March 31, 2026 unless terminated sooner by the Trustees. The Fee Waiver Agreement does not provide for the recoupment of any past fee waivers by the Adviser. Prior to October 22, 2025, the Adviser had contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset AFFE so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) did not exceed 0.33% of the Fund’s average daily net assets.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.